PENN SERIES FUNDS, INC.

Supplement dated January 5, 2022

to the Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective October 22, 2021, Ms. Victoria Robinson was appointed to serve as the Chief Compliance Officer of Penn Series Funds, Inc. (the “Company”), replacing Ms. Wei Zhao. In addition, effective December 31, 2021, Ms. Eileen McDonnell retired as an “interested” (as that term is defined by the Investment Company Act of 1940) Director of the Company’s Board of Directors (the “Board”). Effective January 1, 2022, Mr. David O’Malley was appointed to the Board as an “interested” Director. Lastly, effective January 1, 2022, Mr. Keith Huckerby has assumed the role of President of the Company.

Accordingly, effective immediately:

1.	The lead-in paragraph and the directors and officers table in the “Directors and Officers” section beginning on page 103 of the SAI are deleted and replaced in their entirety by the following:

Directors and Officers

The business and affairs of the Company, which include all twenty-nine Funds, are managed under the direction of its Board of Directors. The Board of Directors currently has six members. Five of the members are not “interested persons” of the Company as defined in the 1940 Act. Mr. O’Malley is an employee of Penn Mutual and is, therefore, an “interested person.” The address for each Director and Officer of the Company is c/o The Penn Mutual Life Insurance Company, 600 Dresher Road, Horsham, Pennsylvania 19044.

Name and Year of Birth	Position with the Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by the Director	Other Directorships Held by Director During Past 5 Years
INDEPENDENT DIRECTORS
Marie K. Karpinski (1949)	Director No set term; served since 2015.	Retired (2010 – Present).	29	None.

Joanne B. Mack* (1946)	Director No set term; served since 2013.	Management Consultant, self-employed (2009 – 2012; 2013 – Present).	29	None.

Archie C. MacKinlay (1955)	Director No set term; served since 2010.	Professor of Finance, Wharton School, University of Pennsylvania (1984 – Present).	29	None.

Rebecca C. Matthias (1953)	Director No set term; served since 2010.	Retired (2010 – Present).	29	Director, CSS Industries (2005 – 2020).

David B. Pudlin (1949)	Director No set term; served since 2009.	Chief Executive Officer, President and Attorney, Hangley Aronchick Segal Pudlin & Schiller (law firm) (1994 – Present).	29	None.

PENN SERIES FUNDS, INC.

Name and Year of Birth	Position with the Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds Overseen by the Director	Other Directorships Held by Director During Past 5 Years

INTERESTED DIRECTOR
David M. O’Malley (1974)	Director; Chairman of the Board No set term; served since 2022.	Chairman (2022 – Present), Chairman and Chief Executive Officer (2014 – 2021), PMAM; President and Chief Executive Officer (2022 – Present), President and Chief Operating Officer (2016 – 2021).	29	None.

Name and Year of Birth	Position with the Company, Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS
Keith Huckerby (1971)	President One year; served since 2022.	Senior Managing Director and Chief Operating Officer (2022 – Present), President and Chief Operating Officer (2019 – 2021), President and Chief Marketing Officer (2014 – 2018), PMAM.

Steven Viola (1975)	Treasurer (Principal Financial Officer and Principal Accounting Officer) One year; served since 2015.	Assistant Treasurer (2016 – Present), Senior Fund Accounting Analyst (2016 – 2017), PMAM.

Tyler J. Thur (1984)	Assistant Treasurer One year; served since 2017.	Controller & Treasurer, PMAM (2015 – Present).

Victoria Robinson (1965)	Chief Compliance Officer One year; served since October 2021; served 2014 – 2019. Secretary One year; served since 2019. AML Officer One year; served since 2019.	Chief Ethics and Compliance Officer, Penn Mutual and its insurance affiliates (May 2019 – Present); Chief Compliance Officer, PMAM (October 2021 – Present; served 2008 – 2019); Chief Compliance Officer, HTK (August 2019 – Present).

*	During the 2016 calendar year, Ms. Mack served as a consultant to a company that controls AllianceBernstein, a sub-adviser to the SMID Cap Value Fund.

2.	The first sentence under the “Board Leadership Structure” discussion in the “Directors and Officers” section of the SAI beginning on page 106 is deleted and replaced by the following:

The Chairman of the Board, David O’Malley, is an interested person of the Company as that term is defined in the 1940 Act.

PENN SERIES FUNDS, INC.

3.	The second paragraph in the “Individual Director Qualifications” discussion in the “Directors and Officers” section of the SAI on page 107 is deleted and replaced in its entirety by the following:

The Company has concluded that Mr. O’Malley should serve as Director because of his experience gained as the Chairman and Chief Executive Officer of PMAM, his experience serving as President and Chief Operating Officer, Chief Financial Officer and Executive Vice President of Penn Mutual and his knowledge of and experience in the financial services industry.

4.	Information for Ms. Eileen McDonnell in the “Beneficial Ownership of Equity Securities of Funds of the Company” table on page 108 is deleted and replaced by the following:

Name of Director	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of All Fund Shares
Interested Directors
David O’Malley*	None	None
*	Information provided as of December 31, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM8905    01/22